DRYDEN GOVERNMENT INCOME FUND, INC.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

April 28, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:          Dryden Government Income Fund, Inc.

1933 Act File No.: 2-82976

1940 Act File No.: 811-3712

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 28, 2005.

If you have any questions concerning this filing, please contact Jonathan D. Shain at 973-802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary